Note 14 - Financial Risk Management	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
14.	FINANCIAL RISK MANAGEMENT

The Company’s operations consist of the acquisition, exploration and advancement of mineral projects in the Americas. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and other price risks. Where material, these risks are reviewed and monitored by the Board of Directors.

(a)	Market risk

The Company conducts the majority of its business through its equity interest in its associates, Juanicipio (Note 8). Juanicipio is exposed to commodity price risk, specifically to the prices of silver, gold, and to a lesser extent, lead and zinc. Currently, Juanicipio produces and sells concentrates containing these metals which are each subject to market price fluctuations which will affect its profitability and its ability to generate cash flow. Juanicipio does not hedge any of the commodities produced and does not have any such positions outstanding at December 31, 2024.

(b)	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the financial statements.

(i)	Trade credit risk

Juanicipio, in which the Company has a 44% interest, has revenue from its operations as described in Note 8. Juanicipio sells and receives payment for its concentrates at market terms, under an offtake agreement with Met-Mex Peñoles, S.A. de C.V. (“Met-Mex”), a related party to Fresnillo. The Company believes Juanicipio is not exposed to significant trade credit risk.

(ii)	Cash

In order to manage credit and liquidity risk, the Company’s practice is to invest only in highly rated investment grade instruments backed by Canadian commercial banks, and in the case of its Mexican and US operations, the Company maintains minimal cash in its US and Mexican subsidiaries.

The Company’s maximum exposure to credit risk is the carrying value of its cash, accounts receivable and loans receivable from Juanicipio which is classified as an Investment in Juanicipio in the consolidated statements of financial position, as follows:

	December 31,	December 31,
	2024	2023

Cash	162,347	68,707
Accounts receivable (Note 7)	816	1,559
Juanicipio loans (Notes 8 & 17)	2,053	94,414
	165,216	164,680

(c)	Liquidity risk

The Company has a planning and budgeting process in place to help determine the funds required to support the Company's normal operating requirements, its exploration and mineral projects advancement plans, and its various optional property and other commitments (Notes 8, 9, 11 and 17). The annual budget is approved by the Board of Directors. The Company ensures that there are sufficient cash balances to meet its short-term business requirements.

To increase its flexibility with regards to access to capital, in October 2023 the Company entered into a $40,000 Credit Facility (see Note 12 for full details of the debt facility).

The Company estimates it has the ability to fund the next 12 months of corporate and exploration expenses with its liquidity position, and the Company 's overall liquidity risk has not changed significantly from December 31, 2023. Future liquidity may therefore depend upon the Company’s ability to repatriate capital from Juanicipio, arrange additional debt or additional equity financing.

(d)	Currency risk

The Company is exposed to the financial risks related to the fluctuation of foreign exchange rates, both in the Mexican peso and C$, relative to the US$. The Company does not use any derivative instruments to reduce its exposure to fluctuations in foreign exchange rates.

Exposure to currency risk

As at December 31, 2024, the Company is exposed to currency risk through the following assets and liabilities denominated in currencies other than the functional currency of the applicable entity:

	Mexican peso	Canadian dollar
(in US$ equivalent)	$	$
Cash	5	4,914
Accounts receivable	131	452
Prepaid expenses	19	499
Investments	-	8
Trade and other payables	(47)	(2,968)
Lease obligations	-	(2,242)
Net (liabilities) assets exposure	108	663

Mexican peso relative to the US$

Although the majority of operating expenses in Mexico are both determined and denominated in US$, an appreciation in the Mexican peso relative to the US$ will increase the Company’s cost of operations in Mexico (reported in US$) related to those operating costs denominated and determined in Mexican pesos. Alternatively, a depreciation in the Mexican peso relative to the US$ will decrease the Company’s cost of operations in Mexico (reported in US$) related to those operating costs denominated and determined in Mexican pesos.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax and deferred tax to the extent that the Company holds net monetary assets (liabilities) in pesos. Specifically, the Company's foreign currency exposure is comprised of peso denominated cash, prepaids and value added taxes receivable, net of trade and other payables. The carrying amount of the Company’s peso denominated net monetary liabilities at December 31, 2024 is 2.2 million pesos ( December 31, 2023: 564 thousand pesos net monetary assets). A 10% appreciation or depreciation in the peso against the US$ would have an immaterial effect on the Company’s income (loss) before tax.

Mexican peso relative to the US$ - Investment in Juanicipio

The Company conducts the majority of its business through its equity interest in its associates (Note 8). The Company accounts for this investment using the equity method and recognizes the Company's 44% share of earnings and losses of Juanicipio. Juanicipio also has a US$ functional currency and is exposed to the same currency risks noted above for the Company.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss after tax and deferred taxes (Note 8) in Juanicipio to the extent that it holds net monetary assets (liabilities) in pesos, comprised of peso denominated cash, value added taxes receivable, net of trade and other payables. The carrying amount of Juanicipio’s net peso denominated monetary liabilities at December 31, 2024 is 1.3 billion pesos ( December 31, 2023: 545 million pesos net monetary liabilities). A 10% appreciation in the peso against the US$ would result in a loss before tax at December 31, 2024 of $6,858 ( December 31, 2023: $3,584 loss) in Juanicipio, of which the Company would record its 44% share being $3,107 loss from equity investment in Juanicipio ( December 31, 2023: $1,577 loss), while a 10% depreciation in the peso relative to the US$ would result in an equivalent gain.

C$ relative to the US$

The Company is exposed to gains and losses from fluctuations in the C$ relative to the US$.

As general and administrative overheads in Canada are predominantly denominated in C$, an appreciation in the C$ relative to the US$ will increase the Company’s overhead costs as reported in US$. Alternatively, a depreciation in the C$ relative to the US$ will decrease the Company’s overhead costs as reported in US$.

An appreciation/depreciation in the C$ against the US$ will result in a gain/loss to the extent that MAG, the parent entity, and the Larder Project holds net monetary assets (liabilities) in C$. The carrying amount of the Company’s net Canadian dollar denominated monetary assets at December 31, 2024 is C$954 thousand ( December 31, 2023: C$1.4 million net monetary assets). A 10% appreciation or depreciation in the C$ against the US$ would have a $66 ( December 31, 2023: $160) effect on the Company’s income (loss) before tax.

(e)	Interest rate risk

The Company’s interest income earned on cash is exposed to interest rate risk. A decrease in interest rates would result in lower relative interest income and an increase in interest rates would result in higher relative interest income.

The Company’s Credit Facility is based on variable interest rate, where it will bear interest on a sliding scale of SOFR or the Lender’s Base Rate on US Dollar commercial loans plus an applicable margin on a sliding scale of between 200 and 400 basis points based on the Company’s leverage ratio. As of December 31, 2024, the Company has not drawn down any funds from its Credit Facility.